STOCKHOLDERS' EQUITY Stock Repurchases (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Mar. 01, 2023	Feb. 18, 2021	Nov. 19, 2018
2019 Repurchase Program [Member]
Share Repurchase Program [Line Items]
Stock Repurchase Program, Authorized Amount						$ 1,750.0
Stock Repurchased and Retired During Period, Shares			3,100,000
Stock Repurchased and Retired During Period, Value			$ 365.0
Remaining authorized repurchase amount					$ 193.0
2021 Repurchase Program
Share Repurchase Program [Line Items]
Stock Repurchase Program, Authorized Amount					$ 2,000.0
Stock Repurchased and Retired During Period, Shares	661,739	8,400,000	3,000,000.0
Stock Repurchased and Retired During Period, Value	$ 99.0	$ 1,139.0	$ 423.0
Remaining authorized repurchase amount	$ 339.0
2023 Repurchase Program
Share Repurchase Program [Line Items]
Stock Repurchase Program, Authorized Amount				$ 2,000.0
Stock Repurchased and Retired During Period, Shares	3,900,000
Stock Repurchased and Retired During Period, Value	$ 476.0
Remaining authorized repurchase amount	1,524.0
Taxes Payable	3.2
Retained Earnings
Share Repurchase Program [Line Items]
Stock Repurchased and Retired During Period, Value	517.0	1,028.0	707.0
Additional Paid-in Capital
Share Repurchase Program [Line Items]
Stock Repurchased and Retired During Period, Value	$ 62.0	$ 111.0	$ 81.0